Contingent Liabilities (Narrative) (Details) $ in Millions	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Contractual purchase obligations for 2021	$ 20,274
Contractual purchase obligations for 2022 and 2023	21,275
Contractual purchase obligations for 2024 and 2025	11,142
Contractual purchase obligations for total years thereafter	$ 17,919